UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders
Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-
9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 12/01/2007 – 02/29/2008

Item 1 – Schedule of Investments

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust Schedule of Investments as of February 29, 2008 (Unaudited) (Percentages shown are based on Net Assets)

	Par	Interest	Maturity
Issue	(000)	Rate*	Date	Value

Certificate of Deposit - 2.3%

Chase Bank USA, NA	$ 325	5.13%	4/15/2008	$ 325,000
	250	5.13	4/16/2008	250,000
	630	4.70	5/07/2008	630,000

State Street Bank & Trust Co.	500	4.89	3/17/2008	500,000

Total Certificate of Deposit (Cost - $1,705,000)				1,705,000

Certificates of Deposit - Yankee - 23.5%

Banco Bilbao Vizcaya Argentaria SA, NY	750	3.09	3/05/2008	750,000
	250	5.065	4/02/2008	250,001
	500	3.80	4/22/2008	500,000

Bank of Montreal, Chicago	250	4.87	6/02/2008	250,000
	530	3.196 (a)	11/10/2008	530,000

Bank of Scotland Plc, NY	2,250	5.00	3/18/2008	2,250,000
	400	4.829 (a)	10/27/2008	400,000

Banque Nationale de Paris, NY	665	4.80	6/05/2008	665,000
	500	4.50	7/03/2008	500,000

Canadian Imperial Bank of Commerce, NY	600	5.09	4/01/2008	600,000
	485	4.87	6/10/2008	485,000

DEPFA Plc, NY	1,000	4.30	4/14/2008	1,000,000

Deutsche Bank AG, NY	655	5.385	3/11/2008	655,000

Lloyd's TSB Bank Plc, NY	1,000	3.12	4/25/2008	1,000,000

Natixis, NY	250	5.42	7/10/2008	250,332

Nordea Bank Finland Plc, NY	250	4.91	6/23/2008	250,008
	620	4.82	10/17/2008	620,037

Rabobank Nederland, NY	1,362	3.06	4/01/2008	1,362,000

Societe Generale, NY	1,000	3.62	4/22/2008	1,000,000

Svenska Handelsbanken AB, NY	750	4.14	3/17/2008	750,000

Toronto-Dominion Bank, NY	605	4.85	6/06/2008	605,000
	1,162	4.52	7/07/2008	1,162,000

UBS AG, Stamford	250	4.895	6/04/2008	250,000
	1,000	3.75	6/06/2008	1,000,000

Total Certificates of Deposit - Yankee (Cost - $17,084,378)				17,084,378

Commercial Paper - 65.8%

APRECO, LLC	1,300	3.15	3/14/2008	1,298,749
	1,210	4.03	3/14/2008	1,208,510

Amstel Funding Corp.	2,754	5.30	3/14/2008	2,749,540

Atlantic Asset Securitization Corp.	1,200	4.30	4/07/2008	1,194,983

Atlantis One Funding Corp.	455	3.10	5/05/2008	452,532
	614	3.10	5/05/2008	610,669
	1,000	3.085	5/08/2008	994,344

Bank of America Corp.	400	2.98	5/07/2008	397,848
	430	3.80	7/11/2008	424,099

Chariot Funding LLC	2,496	3.32	3/27/2008	2,490,476

Ciesco, LLC	2,000	3.16	5/28/2008	1,984,902

Citigroup Funding Inc.	500	5.36	3/11/2008	499,405
	1,427	5.10	3/12/2008	1,425,181
	260	4.73	5/02/2008	257,950

Clipper Receivables Co. LLC	900	4.00	3/03/2008	900,000

Concord Minutemen Capital Co., LLC	2,000	3.75	3/03/2008	2,000,000

DANSKE Corp.	1,200	4.46	4/03/2008	1,195,391

General Electric Capital Corp.	1,000	3.50	4/29/2008	994,458

1

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust Schedule of Investments as of February 29, 2008 (Unaudited) (Percentages shown are based on Net Assets)

	Par	Interest	Maturity
Issue	(000)	Rate*	Date	Value

Commercial Paper

JPMorgan Chase & Co.	$ 1,000	4.972%	4/01/2008	$ 995,994
	500	2.86	7/07/2008	494,995

KBC Financial Products, International Ltd.	1,100	3.10	5/12/2008	1,093,370
	1,500	3.00	6/06/2008	1,488,125

Liberty Street Funding LLC	1,300	3.23	4/28/2008	1,293,468

Long Lane Master Trust IV	2,500	5.005	3/07/2008	2,498,610

Nieuw Amsterdam Receivables Corp.	500	4.45	4/03/2008	498,084

Nordea North America, Inc.	1,959	5.01	3/07/2008	1,957,909

Raiffeisen Zentralbank Oesterreich AG	900	4.06	4/02/2008	896,955
	1,196	3.14	5/01/2008	1,189,845

Royal Bank of Scotland Group Plc	650	4.79	6/04/2008	641,957

San Paolo IMI U.S. Financial Co.	1,500	4.81	3/24/2008	1,495,791
	1,500	4.54	3/31/2008	1,494,703

Scaldis Capital LLC	500	5.10	3/03/2008	500,000

Svenska Handelsbanken AB	2,000	3.76	4/17/2008	1,990,600

Thames Asset Global Securitization No. 1, Inc.	1,781	3.30	3/03/2008	1,781,000
	1,738	3.25	4/28/2008	1,729,214

UBS Finance (Delaware), LLC	750	5.31	3/13/2008	748,894

UniCredito Italiano Bank (Ireland) Plc	500	5.095	3/11/2008	499,434
	1,000	4.68	4/03/2008	995,970
	1,000	4.30	4/08/2008	995,700

Yorktown Capital, LLC	500	5.07	3/19/2008	498,873
	1,000	3.15	5/09/2008	994,138

Total Commercial Paper (Cost - $47,852,666)				47,852,666

Corporate Notes - 4.4%

Bank of Ireland (b)	700	3.124 (a)	9/19/2008	700,000

Citigroup Funding Inc.	250	3.07 (a)	8/13/2008	250,000

Cullinan Finance Corp. (b)(c)	385	3.115 (a)	6/25/2008	384,988

Deutsche Bank, NY	475	4.753 (a)	1/21/2009	475,000

Royal Bank of Scotland Group Plc (b)	1,000	5.008 (a)	9/26/2008	1,000,000

Wachovia Bank, NA	350	4.753 (a)	5/01/2009	350,000

Total Corporate Notes (Cost - $3,159,988)				3,159,988

U.S. Government Agency & Instrumentality Obligations - 4.7%

Federal Home Loan Bank Discount Notes	460	2.50	8/06/2008	455,017
	510	2.56	2/13/2009	510,000

Federal Home Loan Bank Variable Rate Notes	345	4.746 (a)	3/20/2009	345,337
	350	3.064 (a)	8/13/2009	350,000
	535	3.033 (a)	8/14/2009	534,922

Federal Home Loan Mortgage Corporate Discount Notes	250	2.50	8/18/2008	247,083

Federal National Mortgage Association Discount Notes	135	2.495	8/20/2008	133,402
	384	2.51	8/20/2008	379,456
	290	2.49	9/08/2008	286,209
	180	2.49	9/10/2008	177,622

Total U.S. Government Agency & Instrumentality Obligations (Cost - $3,419,048)				3,419,048

Total Investments (Cost - $73,221,080**) - 100.7%				73,221,080
Liabilities in Excess of Other Assets - (0.7%)				(530,355)

Net Assets - 100.0%				$ 72,690,725

2

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust Schedule of Investments as of February 29, 2008 (Unaudited)

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at February 29, 2008.

** The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 73,222,216

Gross unrealized appreciation	-
Gross unrealized depreciation	$ (1,136)

Net unrealized depreciation	$ (1,136)

(a)	Floating rate security.

(b)	Security exempt from registration under Rule 144A of the Securities Acts of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Security is illiquid.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: April 23, 2008